Risk Management (Tables)	12 Months Ended
Dec. 31, 2011
Risk Management [Abstract]
Outstanding Commodity Forward Contracts
As of December 31, 2011, we had entered into the following outstanding commodity forward contracts to hedge our forecasted energy commodity purchases and sales:

Net open position long/(short)
Derivatives designated as hedging contracts
Crude oil	(20.9) million barrels
Natural gas fixed price	(11.4) billion cubic feet
Natural gas basis	(11.4) billion cubic feet
Derivatives not designated as hedging contracts
Natural gas basis	13.5 billion cubic feet

Fair Value of Derivative Contracts
Fair Value of Derivative Contracts

		Asset derivatives		Liability derivatives
		December 31,	December 31,	December 31,	December 31,
		2011	2010	2011	2010
	Balance sheet location	Fair value	Fair value	Fair value	Fair value
Derivatives designated as hedging contracts
Energy commodity derivative contracts	Current	$65.3	$20.1	$(116.3)	$(275.9)
	Non-current	39.4	43.1	(38.5)	(103.0)
Subtotal		104.7	63.2	(154.8)	(378.9)

Interest rate swap agreements	Current	3.0	-	-	-
	Non-current	592.5	217.6	-	(69.2)
Subtotal		595.5	217.6	-	(69.2)

Total		700.2	280.8	(154.8)	(448.1)

Derivatives not designated as hedging contracts
Energy commodity derivative contracts	Current	3.1	3.9	(4.5)	(5.6)
	Non-current	0.1	-	(0.2)	-
Total		3.2	3.9	(4.7)	(5.6)

Total derivatives		$703.4	$284.7	$(159.5)	$(453.7)
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Effect of Derivative Contracts on the Income Statement
Effect of Derivative Contracts on the Income Statement

The following three tables summarize the impact of our derivative contracts on our accompanying consolidated statements of income for each of the years ended December 31, 2011 and 2010 (in millions):

Derivatives in fair value hedging relationships	Location of gain/(loss) recognized in income on derivative	Amount of gain/(loss) recognized in income on derivative(a)		Hedged items in fair value hedging relationships	Location of gain/(loss) recognized in income on related hedged item	Amount of gain/(loss) recognized in income on related hedged items(a)
		Year Ended December 31,				Year Ended December 31,
		2011	2010			2011	2010
Interest rate swap agreements	Interest, net - income/(expense)	$520.1	$302.0	Fixed rate debt	Interest, net - income/(expense)	$(520.1)	$(302.0)
Total		$520.1	$302.0	Total		$(520.1)	$(302.0)
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(a)
Amounts reflect the change in the fair value of interest rate swap agreements and the change in the fair value of the associated fixed rate debt which exactly offset each other as a result of no hedge ineffectiveness.

____________

93

Derivatives in cash flow hedging relationships	Amount of gain/(loss) recognized in OCI on derivative (effective portion)		Location of gain/(loss) reclassified from Accumulated OCI into income (effective portion)	Amount of gain/(loss) reclassified from Accumulated OCI into income (effective portion)		Location of gain/(loss) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)	Amount of gain/(loss) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)
	Year Ended December 31,			Year Ended December 31,			Year Ended December 31,
	2011	2010		2011	2010		2011	2010
Energy commodity derivative contracts	$14.1	$(76.1)	Revenues-natural gas sales	$3.3	$8.2	Revenues-natural gas sales	$-	$-
			Revenues-product sales and other	(269.3)	(211.3)	Revenues-product sales and other	5.2	5.3
			Gas purchases and other costs of sales	10.7	14.7	Gas purchases and other costs of sales	-	-
Total	$14.1	$(76.1)	Total	$(255.3)	$(188.4)	Total	$5.2	$5.3
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Derivatives not designated as hedging contracts	Location of gain/(loss) recognized in income on derivative	Amount of gain/(loss) recognized in income on derivative
		Year Ended December 31,
		2011	2010
Energy commodity derivative contracts	Gas purchases and other costs of sales	$(0.2)	$2.3
Total		$(0.2)	$2.3

Maximum Potential Exposure to Credit Losses on our Derivative Contracts
The maximum potential exposure to credit losses on our derivative contracts as of December 31, 2011 was (in millions):

Asset position
Interest rate swap agreements	$595.5
Energy commodity derivative contracts	107.9
Gross exposure	703.4
Netting agreement impact	(62.4)
Net exposure	$641.0

Additional Collateral Obligations
Credit ratings downgraded (a)	Incremental obligations	Cumulative obligations(b)
One notch to BBB-/Baa3	$-	$-

Two notches to below BBB-/Baa3 (below investment grade)	$32.3	$32.3
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(a)
If there are split ratings among the independent credit rating agencies, most counterparties use the higher credit rating to determine our incremental collateral obligations, while the remaining use the lower credit rating.  Therefore, a two notch downgrade to below BBB-/Baa3 by one agency would not trigger the entire $32.3 million incremental obligation.

(b)	Includes current posting at current rating.